Long-Term Loans (Tables)	6 Months Ended
Jun. 30, 2023
Long-Term Loans [Abstract]
Schedule of Long Term Loans	As of June 30, 2023, the long-term loans consisted of the following:
Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
WeBank Shenzhen		452,698	$62,430	2023.01.17	2025.01.23	7.92%
WeBank Shenzhen		200,000	27,581	2023.04.27	2025.04.23	6.6528%
WeBank Shenzhen		357,143	49,252	2022.10.06	2024.09.23	7.272%
WeBank Shenzhen		304,853	42,041	2022.10.22	2024.10.23	6.552%
WeBank Shenzhen		514,440	70,945	2022.12.30	2024.12.23	7.128%
WeBank Shenzhen		452,697	62,430	2023.01.17	2025.01.23	7.92%
WeBank Shenzhen		100,000	13,791	2023.03.29	2025.03.23	7.4844%
Longwan Rural Commercial Bank		1,200,000	165,488	2023.06.02	2026.05.30	6.6%
Longwan Rural Commercial Bank		1,750,000	241,336	2023.06.02	2026.05.30	6.6%
Minsheng Bank		10,000,000	1,379,063	2023.03.29	2024.06.17	4.12%
Minsheng Bank		10,000,000	1,379,063	2023.03.30	2024.06.17	4.12%
Minsheng Bank		10,000,000	1,379,063	2023.03.31	2024.06.17	4.12%
Subtotal		35,331,831	4,872,482
Current portion of long-term loans		(32,119,810)	(4,429,524)
Total	RMB	3,212,021	$442,958

As of December 31, 2022, the long-term loan consisted of the following:
Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
WeBank Shenzhen		500,000	72,493	2022.10.06	2024.09.23	7.27%
WeBank Shenzhen		400,120	58,012	2022.10.23	2024.10.23	6.55%
WeBank Shenzhen		600,180	87,018	2022.12.30	2024.12.23	7.13%
Minsheng Bank		30,000,000	4,349,591	2021.04.12	2023.04.08	4.70%
Subtotal		31,500,300	4,567,114
Current portion of long-term loans		(30,000,000)	(4,349,591)
Total	RMB	1,500,300	$217,523